Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2015 £ / shares shares	Jan. 29, 2015 £ / shares	Dec. 31, 2014 £ / shares shares	Nov. 21, 2013 $ / shares	Nov. 20, 2013 $ / shares
Ordinary shares, nominal value (in Great Britain Pound Sterling per share) | (per share)	£ 0.006705	£ 0.006705	£ 0.006705	$ 0.006705	$ 0.001
Ordinary shares, shares authorized (in shares)	36,183,293		40,103,528
Ordinary shares, shares issued (in shares)	22,549,488		17,614,650
Ordinary shares, shares outstanding (in shares)	22,549,488		17,614,650